Loans payable	6 Months Ended
Jun. 30, 2022
Loans payable
Loans payable
14.	Loans Payable
(a)	Louisa Mojela loans:

The loans described below have been granted to the Company to fulfill its capital and operational requirements. The terms of the loans are described below:

(i)	Short-term loan #1

This is a short-term loan facility of approximately $135,226 in capital value lent. to assist the Company in funding working capital deficits. This loan was unsecured, repayable within 30 days of receiving the payment and carried interest at the rate linked to the prime lending rate in the Republic of South Africa. The capital balance of this loan was repaid in full before the end of the financial year December 31, 2020. At June 30, 2022, the Company determined that it no longer controlled

Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (see note 17). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on June 30, 2022 and wrote down this payable to Nil (see Note 5. The unpaid interest balance on this loan as at December 31, 2021 was $9,068.

(ii)	Short-term loan #2

This is a short-term loan facility of approximately $190,444 in capital value lent to assist the Company in funding its day-to-day operating costs. This loan does not have a fixed repayment date, is unsecured and is interest free.  At June 30, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (see note 17). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on June 30, 2022 and wrote down this payable to Nil (see Note 5). The balance on this loan at December 31, 2021 was $174,840

(iii)	Short-term loan

During the year ended December 31, 2021, the Company received short term loan facility of approximately $258,900 (L 4,000,000) to assist the Company in funding its day-to-day operating costs. At June 30, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (see note 17). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on June 30, 2022 and wrote down this payable to Nil (see Note 5). As at December 31, 2021 the balance remaining was $248,293. This loan does not have a fixed repayment date, is unsecured and is interest free.

(b)	Bank loans

The below loans have been granted to Holigen Ltd. and its subsidiaries in order to fund their capital and operational needs on site.

i.	Short term loans

As at June 30, 2022, the balance of the loans from Caixa was $1,262,785 which consisted of loans for the purpose of building construction and purchase of equipment. The repayment date on these loans are February 22, 2026 and June 5, 2026 respectively. These loans are charged interest at the rate of 3,00% and are secured by mortgage of building and equipment.

ii.	Long term loans

As at June 30, 2022, the balance of the loans from Caixa was $2,570,127 which consisted of loans for the purpose of building construction and purchase of equipment. The repayment date on these loans are February 22, 2026 and June 5, 2026 respectively. These loans are charged interest at the rate of 3,00% and are secured by mortgage of building and equipment.